Fees Summary	Jun. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 884,089,159.98
Previously Paid Amount	0.00
Total Fee Amount	122,092.71
Total Offset Amount	0.00
Net Fee	122,092.71
Narrative - Max Aggregate Offering Price	$ 884,089,159.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true